FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Determination of fair values
Number of primary sources of information used for determining fair value	1
Total number of primary sources of information available for determining fair value	3
Minimum percentage of the Company's fixed maturity securities priced by third party pricing services	90.00%
Number of independent non-binding broker quotes obtained per security	1
Percentage of derivatives excluding embedded derivatives that were priced using exchange prices or independent broker quotations (as a percent)	95.10%
Annuity account balances
Annuity account balances
Discount rate curve, base rate	LIBOR
Asset Earned Rate (as a percent)	5.89%
Partial Withdrawal Rate (for ages less than 70, as a percent)	2.20%
Partial Withdrawal Rate (for ages 70 and greater, as a percent)	2.20%
Mortality	65% of 94 GMDB table
Lapse, low end of the range (as a percent)	2.20%
Lapse, high end of the range (as a percent)	55.00%
Return on Assets, low end of the range (as a percent)	1.50%
Return on Assets, high end of the range (as a percent)	1.85%
Equity indexed annuities, discount rate for one month (as a percent)	1.94%
Equity indexed annuities, discount rate for five years (as a percent)	3.55%
Equity indexed annuities, discount rate for thirty years (as a percent)	5.01%
Annuity account balances | Minimum
Annuity account balances
Admin Expense per Policy	78
Annuity account balances | Maximum
Annuity account balances
Admin Expense per Policy	93
Asset-Backed Securities | Level 2
Determination of fair values
Carrying amount	3,700,000,000
Asset-Backed Securities | Level 3
Determination of fair values
Carrying amount	643,200,000
Investment grade credit rating (as a percent)	100.00%
Weighted-average yield (as a percent)	1.00%
Par value	683,700,000
Weighted-average stated maturity (in years)	13.2
Other asset-backed securities
Determination of fair values
Percentage of underlying collateral of student-loan backed auction rate securities guaranteed by the Federal Family Education Loan Program ("FFELP"), minimum (as a percent)	97.00%	97.00%
Other asset-backed securities | Level 3 | Trading Securities
Determination of fair values
Carrying amount	28,300,000
Percentage of underlying collateral of student-loan backed auction rate securities guaranteed by the Federal Family Education Loan Program ("FFELP"), minimum (as a percent)	97.00%
Corporate bonds, U.S. Government-related securities, and Other government related securities | Level 2
Determination of fair values
Carrying amount	22,300,000,000
Corporate bonds, U.S. Government-related securities, and Other government related securities | Level 3
Determination of fair values
Carrying amount	134,700,000
Investment grade credit rating (as a percent)	60.00%
Weighted-average yield (as a percent)	5.10%
Weighted-average coupon (as a percent)	5.90%
Par value	145,700,000
Weighted-average stated maturity (in years)	6.0
Equity securities | Level 2 and Level 3
Determination of fair values
Carrying amount	91,900,000
Federal Home Loan Bank Stock	64,600,000
Embedded derivative - GMWB
Annuity account balances
Discount rate curve, base rate	LIBOR
Mortality	61% of 94 GMDB table